ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of changes in accumulated other comprehensive income (loss) by component
	Unrealized fair value gain (loss) on available-for- sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2016	(2,349)	8,899	6,550
Current year other comprehensive income	16,136	450	16,586
Reclassification adjustments for net gain and translation adjustments realized in net income	(13,787)	(762)	(14,549)
Balance as of December 31, 2016	–	8,587	8,587
Current year other comprehensive income	–	1,970	1,970
Reclassification adjustments for net gain and translation adjustments realized in net income	–	144	144
Balance as of December 31, 2017	–	10,701	10,701
Current year other comprehensive income (loss)	18,269	(13,771)	4,498
Balance as of December 31, 2018	18,269	(3,070)	15,199